Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38256
Entity Registrant Name	NEXA RESOURCES S.A.
Entity Central Index Key	0001713930
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	37A, Avenue J.F. Kennedy
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	1855
Title of 12(b) Security	Common shares, each with par value of US$1.00
Trading Symbol	NEXA
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	132,438,611
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Firm ID	1351
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda
Auditor Location	Curitiba, Brazil
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	37A, Avenue J.F. Kennedy
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	1855
Country Region	352
City Area Code	28
Local Phone Number	26 37 27
Contact Personnel Name	José Carlos del Valle